Basis of Accounting (Tables)	3 Months Ended
Apr. 30, 2018
Basis Of Presentation [Abstract]
Disclosure of changes in accounting policy

Impact on Unaudited Condensed Consolidated Statement of	Original Year ended January 31, 2018	Adjusted Year ended January 31, 2018	Impact
Financial Position	£000s	£000s	£000s
Non-current liabilities
Deferred revenue	(18,033)	(27,270)	(9,237)
Current liabilities
Deferred revenue	(10,012)	(13,834)	(3,822)
Accumulated losses reserve	(80,898)	(93,957)	(13,059)